Fair Value Measurements Level 4 Financial Instruments Not Carried At Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 154,713	$ 150,146	$ 162,284
Assets, Fair Value Disclosure	116,376	109,799
Liabilities	152,161	148,141	$ 160,517
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	893	1,184
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Other Policyholder Funds and Benefits Payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	6,049	6,186
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Investment Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1	185
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Policy Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,467	1,441
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgages [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,241	2,100
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Other Policyholder Funds and Benefits Payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	5,912	5,888
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Investment Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	1	185
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Policy Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	1,467	1,441
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgages [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	$ 2,331	$ 2,125